THE DTE ENERGY COMPANY MASTER PLAN TRUST - Investments Measured at Fair Value (Details) - EBP Plans - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Participant-directed investment in DTE Energy Company Master Plan Trust, at fair value (Note 4)	$ 4,008,616	$ 3,573,248
Registered investment companies and other equities
EBP, Master Trust [Line Items]
Participant-directed investment in DTE Energy Company Master Plan Trust, at fair value (Note 4)	385,424	342,446
DTE Energy common stock
EBP, Master Trust [Line Items]
Participant-directed investment in DTE Energy Company Master Plan Trust, at fair value (Note 4)	583,339	571,040
Common/collective trusts
EBP, Master Trust [Line Items]
Participant-directed investment in DTE Energy Company Master Plan Trust, at fair value (Note 4)	3,039,853	2,659,762
Level 1
EBP, Master Trust [Line Items]
Participant-directed investment in DTE Energy Company Master Plan Trust, at fair value (Note 4)	968,763	913,486
Level 1 | Registered investment companies and other equities
EBP, Master Trust [Line Items]
Participant-directed investment in DTE Energy Company Master Plan Trust, at fair value (Note 4)	385,424	342,446
Level 1 | DTE Energy common stock
EBP, Master Trust [Line Items]
Participant-directed investment in DTE Energy Company Master Plan Trust, at fair value (Note 4)	583,339	571,040
Level 1 | Common/collective trusts
EBP, Master Trust [Line Items]
Participant-directed investment in DTE Energy Company Master Plan Trust, at fair value (Note 4)	0	0
Other
EBP, Master Trust [Line Items]
Participant-directed investment in DTE Energy Company Master Plan Trust, at fair value (Note 4)	3,039,853	2,659,762
Other | Registered investment companies and other equities
EBP, Master Trust [Line Items]
Participant-directed investment in DTE Energy Company Master Plan Trust, at fair value (Note 4)	0	0
Other | DTE Energy common stock
EBP, Master Trust [Line Items]
Participant-directed investment in DTE Energy Company Master Plan Trust, at fair value (Note 4)	0	0
Other | Common/collective trusts
EBP, Master Trust [Line Items]
Participant-directed investment in DTE Energy Company Master Plan Trust, at fair value (Note 4)	$ 3,039,853	$ 2,659,762